Financial Assets at Amortized Cost - Summary of Financial Assets at Amortized Cost (Details) - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Financial Assets [Line Items]
Total financial assets at amortized cost - current	£ 16,328
Financial assets at amortized cost	284	£ 301
Total financial assets at amortized cost	16,612	£ 301
U.S.Treasury Bills
Disclosure of Financial Assets [Line Items]
Total financial assets at amortized cost - current	£ 16,328